Note 7 - Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Allocation Of Net Proceeds From Preferred Stock Financing [Table Text Block]
Net proceeds	$1,999,032
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Accretion of beneficial conversion feature (deemed dividend) related to issuance of Series B Convertible Preferred Stock	360,229
Conversions to common stock during 2012, 2013, and 2014	(1,231,843)
Carrying value at December 31, 2015 and 2014	$-0-
Net proceeds	$1,615,798
Beneficial conversion feature – Series A Preferred Stock (recorded to Additional Paid-in Capital)	(360,229)
Beneficial conversion feature – Series B Preferred Stock (recorded to Additional Paid-in Capital)	(754,286)
Net proceeds allocated to preferred stock	501,283
Accretion of beneficial conversion feature (deemed dividend)	754,286
Conversions to common stock during 2014	(1,179,474)
Carrying value at December 31, 2015 and 2014	$76,095
Net proceeds after transaction costs	$2,679,810
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,695,869)
Recorded value of Series C Preferred Stock at December 31, 2015	$983,941